Condensed Consolidated Interim Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net loss	$ (30,289)	$ (15,539)
Add items not affecting cash
Share-based payments	9,971	1,135
Foreign exchange	(1,044)	(5,324)
Amortisation	730	296
Amortisation - office leases	404	156
Interest expense	64	21
Net changes in non-cash working capital items to operations:
Receivables	(59)	473
Prepaid expenses	(609)	(1,709)
Advances	2,466
Accounts payable and accrued liabilities	(3,519)	(503)
Net cash used in operating activities	(21,885)	(20,994)
Investing activities
Exploration and evaluation assets	(39,336)	(25,150)
Purchase of land for future South West Arkansas Project plant	(939)
Aqualung Carbon Capture pilot plant development	(68)	(1,754)
Purchase of property, plant and equipment	(22)
Patent		(40)
Net cash used in investing activities	(40,365)	(26,944)
Financing activities
Proceeds from issuance of at the market ("ATM") shares	19,263
Share issuance costs	(1,504)
Exercise of options	140	5,257
Lease payments	(460)	(171)
Net cash from financing activities	17,439	5,086
Effect of exchange rates on cash	915	5,209
Net change in cash	(43,896)	(37,643)
Cash, beginning of period	59,612	129,065
Cash, end of period	15,716	91,422
Non-cash investing activities:
Change in current liabilities relating to Exploration and evaluation assets	$ 1,593	$ 1,033